Reinsurance: Effects of Reinsurance (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Effects of Reinsurance

	2015	2014	2013

Face amount of policies in force	$110,827	$123,223	$147,371

Premiums:
Direct - written	$2,384	$2,613	$2,811
Direct - change in unearned	-	-	-
Direct - earned	2,384	2,613	2,811

Ceded to affiliate - written	(3,559)	(2,482)	(2,671)
Ceded to affiliate - change in unearned	-	(4)	(1)
Ceded to affiliate - earned	(3,559)	(2,486)	(2,672)

Premiums - written, net	(1,175)	131	140
Premiums - change in unearned, net	-	(4)	(1)
Premiums, net	$(1,175)	$127	$139

Contract charges:
Direct	$742	$472	$461
Ceded to affiliate	(724)	(448)	(415)
Contract charges, net	$18	$24	$46

Claims, benefits and losses incurred:
Direct	$1,784	$1,883	$2,953
Ceded to affiliate	(2,988)	(1,771)	(2,774)

Claims, benefits and losses, net	$(1,204)	$112	$179

Interest credited to policyholder account balances:
Direct	$9,833	$2,457	$320
Ceded to affiliate	(9,829)	(2,449)	(311)
Interest credited to policyholder account balances, net	$4	$8	$9